FINANCIAL INSTRUMENTS - Contractual Maturity of Investment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	$ 29,149	$ 5,088
Total
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	27,733	4,456
Total | Bonds
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	17,146	3,395
Total | Asset-backed securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	1,602	168
Total | Private debt
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	256	137
Total | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	7,529	756
Total | Separately managed accounts
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	128
Total | Other invested assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	27
Total | Separate account assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	1,045
Within 1 year
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	4,028	1,393
Within 1 year | Bonds
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	2,939	1,209
Within 1 year | Asset-backed securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	3	14
Within 1 year | Private debt
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	0	0
Within 1 year | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	1,059	170
Within 1 year | Separately managed accounts
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	10
Within 1 year | Other invested assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	0
Within 1 year | Separate account assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	17
1-3 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	4,072	372
1-3 years | Bonds
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	1,528	22
1-3 years | Asset-backed securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	170	30
1-3 years | Private debt
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	0	137
1-3 years | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	2,246	183
1-3 years | Separately managed accounts
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	80
1-3 years | Other invested assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	2
1-3 years | Separate account assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	46
4-5 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	5,706	243
4-5 years | Bonds
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	3,154	66
4-5 years | Asset-backed securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	325	50
4-5 years | Private debt
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	117	0
4-5 years | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	2,029	127
4-5 years | Separately managed accounts
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	36
4-5 years | Other invested assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	3
4-5 years | Separate account assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	42
Over 5 years
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	13,927	2,448
Over 5 years | Bonds
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	9,525	2,098
Over 5 years | Asset-backed securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	1,104	74
Over 5 years | Private debt
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	139	0
Over 5 years | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	2,195	$ 276
Over 5 years | Separately managed accounts
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	2
Over 5 years | Other invested assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	22
Over 5 years | Separate account assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	$ 940